Equity Based Compensation - Additional Information (Detail) - USD ($)	1 Months Ended		3 Months Ended		9 Months Ended			12 Months Ended
	Feb. 28, 2022	Apr. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation expense related to non-vested equity awards			$ 5,800,000		$ 5,800,000				$ 4,500,000	$ 4,000,000
Unrecognized compensation expense, expected weighted average-recognition period					2 years 2 months 12 days				2 years 1 month 6 days	2 years 6 months
Property operating expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation expense			40,000	$ 20,000	$ 110,000	$ 60,000			$ 80,000	$ 40,000	$ 0
General and Administrative Expense
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation expense			$ 900,000	$ 800,000	$ 2,900,000	$ 2,000,000			$ 2,800,000	$ 1,600,000	$ 400,000
Time Based Awards | Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period					3 years				3 years
Issuance of equity awards					60,032				78,192	72,383
Time Based Awards | LTIPs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Issuance of equity awards					181,664				222,581	214,521
Time Based Awards | LTIPs | Executive Officers
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period	4 years	4 years
Issuance of equity awards	170,144	222,581
Performance Based Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards vesting date							Mar. 31, 2023		Mar. 31, 2024	Mar. 31, 2023
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Vesting Year					Mar. 31, 2025	Mar. 31, 2024
Performance Based Awards | Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of established target performance criteria					100.00%				100.00%
Share based compensation arrangement by share based payment award voting rights					do not have				do not have
Issuance of equity awards										5,752
Performance Based Awards | LTIPs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of established target performance criteria					200.00%				200.00%
Description of distribution and allocation of profits and losses					Recipients of performance based LTIP Units are issued LTIP Units at 200% of the targeted award and are entitled to receive distributions and allocations of profits and losses with respect to the performance based LTIP Units as of the effective date of each award in an amount equal to 10% of the distributions and allocations available to such LTIP Units, until the Distribution Participation Date (as defined in the Operating Partnership Agreement). The remaining 90% of distributions will accrue and will be payable on the Distribution Participation Date based upon the performance level attained and number of performance based LTIP Units that vest.				Recipients of performance based LTIP Units are issued LTIP Units at 200% of the targeted award and are entitled to receive distributions and allocations of profits and losses with respect to the performance based LTIP Units as of the effective date of each award in an amount equal to 10% of the distributions and allocations available to such LTIP Units, until the Distribution Participation Date (as defined in the Operating Partnership Agreement). The remaining 90% of distributions will accrue and will be payable on the Distribution Participation Date based upon the performance level attained and number of performance based LTIP Units that vest.
Share based compensation arrangement by share based payment award voting rights					one vote per LTIP Unit				one vote per LTIP Unit
Issuance of equity awards								113,429	148,387	130,638
Performance Based Awards | LTIPs | Executive Officers
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Issuance of equity awards	113,429	148,387
Employee and Director Long-term Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares available for issuance			9,977,214		9,977,214				7,366,044
Minimum | Time Based Awards | Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period					1 year				1 year
Minimum | Performance Based Awards | Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of established target performance criteria					0.00%
Minimum | Performance Based Awards | LTIPs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of established target performance criteria									0.00%
Maximum | Time Based Awards | Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period					4 years				4 years
Maximum | Performance Based Awards | LTIPs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of established target performance criteria					200.00%				200.00%